PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Aggregate investment grants received	$ 285,636	$ 285,930